Share-Based Payments - Summary of Movements in RSUs (Details) - RSUs	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
RSUs
Outstanding (in shares) | shares	6,979,482	0
New grants during the year (in shares) | shares	820,602	7,659,044
Forfeited during the year (in shares) | shares	(1,587,929)	0
Vested during the year (in shares) | shares	(2,466,374)	(679,562)
Outstanding (in shares) | shares	3,745,781	6,979,482
Weighted Average Fair Value
Beginning Outstanding (in dollars per share) | $ / shares	$ 6.72	$ 0
Granted (in dollars per share) | $ / shares	8.79	6.68
Forfeited (in dollars per share) | $ / shares	7.11	0
Vested (in dollars per share) | $ / shares	6.67	6.30
Ending Outstanding (in dollars per share) | $ / shares	$ 7.04	$ 6.72